Trading derivatives (assets and liabilities) and short positions	12 Months Ended
Dec. 31, 2018
Trading Derivatives And Short Positions [Abstract]
Trading derivatives (assets and liabilities) and short positions

9.     Trading Derivatives (assets and liabilities) and short positions

a)Trading Derivatives

The detail, by type of inherent risk, of the fair value of the trading derivatives arranged by the Group is as follows (see Note 11):

	Million of euros
	2018		2017		2016
	Debit	Credit	Debit	Credit	Debit	Credit
	balance	balance	balance	balance	balance	balance

Interest rate risk	36,087	36,487	38,030	37,582	47,884	48,124
Currency risk	16,912	17,025	16,320	18,014	21,087	23,500
Price risk	2,828	1,673	2,167	2,040	2,599	2,402
Other risks	112	156	726	256	473	343
	55,939	55,341	57,243	57,892	72,043	74,369

b)Short positions

Following is a breakdown of the short positions (liabilities):

	Million of euros
	2018	2017	2016

Borrowed securities:
Debt instruments	1,213	2,447	2,250
Of which:
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	1,213	890	930
Santander UK plc	—	1,557	1,319
Equity instruments	1,087	1,671	1,142
Of which: Santander UK plc	—	1,500	991
Banco Santander, S.A.	987	98	103

Short sales:
Debt instruments	12,702	16,861	19,613
Of which:
Banco Santander, S.A.	5,336	8,621	7,472
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	26	46	1,872
Banco Santander (Brasil) S.A.	7,300	8,188	9,197
	15,002	20,979	23,005